UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright St., Suite 2, Omaha, NE 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/13

Item 1.  Reports to Stockholders.

EAS CROW POINT ALTERNATIVES FUND

SEMI-ANNUAL REPORT

OCTOBER 31, 2013

CLASS A SHARES  (EASAX)

CLASS C SHARES  (EASYX)

CLASS I SHARES  (EASIX)

1-877-EAS-0757

(1-877-327-0757)

www.crowpointpartners.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

EAS Crow Point Alternatives Fund
PORTFOLIO REVIEW
October 31, 2013

The Fund's performance figures* for the six months ended October 31, 2013, as compared to its benchmarks:
					Annualized Since Inception (1)
	Six Month	One Year	Three Years	Five Years
EAS Crow Point Alternatives Fund - Class A	0.34%	7.32%	1.87%	2.73%	0.95%
EAS Crow Point Alternatives Fund - Class A with load	(5.16)%	1.38%	(0.02)%	1.58%	(0.14)%
EAS Crow Point Alternatives Fund - Class C	(0.11)%	6.46%	1.10%	1.99%	0.25%
EAS Crow Point Alternatives Fund - Class I	0.45%	7.52%	2.09%	2.97%	1.17%
HFRI Fund of Fund Conservative Index (2)(3)	2.30%	7.38%	2.64%	2.90%	2.17%
S&P 500 Total Return Index (3)	11.15%	27.18%	16.56%	15.17%	8.43%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

(1) Inception date is August 14, 2008.
(2) Inception performance for the HFRI Fund of Funds Conservative Index is as of August 31, 2008.

(3) The HFRI Fund of Funds Conservative Index and the S&P 500 Total Return Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in an index directly; unlike the Fund's returns, the indexes' returns do not reflect any fees or expenses.

Top Ten Holdings by Asset Class		% of Net Assets
Asset Allocation Funds		41.8%
Common Stock		40.1%
Debt Funds		9.3%
Other, Cash & Cash Equivalents		8.8%
		100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS
October 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCK - 40.1%
	AEROSPACE/DEFENSE - 0.9%
1,800	Elbit Systems Ltd.	$ 96,310
2,500	Raytheon Co.	205,925
		302,235
	AGRICULTURE - 0.5%
3,500	Reynolds America, Inc.	179,795

	AUTO MANUFACTURERS - 0.8%
2,050	Lear Corp.	158,650
21,000	Toyo Tire & Rubber Co. Ltd.	122,197
		280,847
	BANKS - 1.1%
3,700	Banco Latinoamericano de Comercio Exterior SA	97,051
127,120	Industrial & Commercial Bank of China Ltd.	89,027
3,280	National Australia Bank Ltd.	109,864
9,000	Sumitomo Mitsui Financial Group, Inc.	87,300
		383,242
	CHEMICALS - 0.7%
51,500	PTT Global Chemical PLC	129,825
2,200	Yara International ASA	95,086
		224,911
	COMMERCIAL SERVICES - 0.2%
2,500	WuXi PharmaTech Cayman, Inc. *	73,125

	COMPUTERS - 0.2%
2,200	Hewlett-Packard Co.	53,614

	DISTRIBUTION/WHOLESALE - 0.3%
8,740	ITOCHU Corp.	104,738

	ELECTRIC - 1.5%
3,000	American Electric Power Co., Inc.	140,520
4,900	Enersis SA	80,850
6,900	GDF Suez	172,292
2,600	Huaneng Power International, Inc.	107,484
		501,146
	ENGINEERING & CONSTRUCTION - 0.3%
3,200	NCC AB	98,858

	GAS - 2.1%
22,950	NGL Energy Partners LP	722,007

	HEALTHCARE SERVICES - 0.7%
8,000	Sonic Healthcare Ltd.	122,483
1,400	WellPoint, Inc.	118,720
		241,203
	HOLDING COMPANIES - 0.2%
5,500	Tongaat Hulett Ltd.	69,497

	HOUSEHOLD PRODUCTS - 0.2%
1,600	Avery Dennison Corp.	75,392

	INSURANCE - 1.2%
5,300	AXA SA	132,773
2,600	Hartford Financial Services Group, Inc.	87,620
7,700	Liberty Holdings Ltd.	95,373
16,000	Resolution Ltd.	91,775
		407,541
	INTERNET - 0.3%
10,000	Giant Interactive Group, Inc.	88,500

	INVESTMENT COMPANIES - 0.4%
14,400	KKR Financial Holdings LLC.	142,704

	IRON/STEEL - 0.4%
157,000	Mount Gibson Iron Ltd.	132,548

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS
October 31, 2013 (Unaudited)(Continued)

Shares		Value
	MEDIA - 1.0%
2,650	Comcast Corp.	$ 126,087
3,800	Lagardere SCA	138,603
150,000	TV Azteca SAB de CV	75,182
		339,872
	MINING - 0.2%
2,100	Freeport-McMoRan Copper & Gold, Inc. - Cl. B	77,196

	MISCELLANEOUS MANUFACTURING - 0.4%
125,000	Fosun International Ltd.	120,109

	OFFICE/BUSINESS EQUIPMENT - 0.3%
1,100	Neopost SA	83,509

	OIL & GAS - 3.8%
6,000	Canadian Oil Sands Ltd.	116,748
2,500	ConocoPhillips	183,250
20,500	CVR Refining LP	498,970
940	Idemitsu Kosan Co. Ltd.	78,509
1,800	Lukoil OAO	117,846
19,500	PTT Exploration & Production PLC	105,515
1,700	Seadrill Ltd.	79,254
3,700	Statoil ASA	87,431
		1,267,523
	PHARMACEUTICALS - 0.8%
3,400	Otsuka Holdings Co. Ltd.	96,500
3,800	Shire PLC	167,773
		264,273
	PIPELINES - 15.9%
8,875	Buckeye Partners LP	597,021
14,200	El Paso Pipeline Partners LP	575,952
19,350	Enbridge Energy Partners LP	585,725
10,975	Enterprise Products Partners LP	694,498
7,644	Kinder Morgan Energy Partners LP	616,871
8,400	Magellan Midstream Partners LP	504,336
11,400	ONEOK Partners LP	612,978
10,422	Plains All American Pipeline LP	533,815
11,750	Williams Partners LP	604,185
		5,325,381
	REITS - 0.5%
187,660	Champion REIT	83,744
3,500	Hospitality Properties Trust	102,830
		186,574
	RETAIL - 1.9%
6,200	Heiwado Co. Ltd.	96,437
3,200	Kohl's Corp.	181,760
2,300	Rallye SA	98,218
11,200	USS Co. Ltd.	163,613
7,200	WH Smith PLC	104,113
		644,141
	SEMICONDUCTORS - 0.3%
4,500	Taiwan Semiconductor Manufacturing Co. Ltd.	82,845

	SOFTWARE - 0.6%
4,900	CA, Inc.	155,624
4,523	Micro Focus International PLC	59,415
		215,039
	TELECOMMUNICATIONS - 2.2%
3,300	CenturyLink, Inc.	111,738
6,800	KT Corp.	112,744
3,520	Nippon Telegraph & Telephone Corp.	182,267
8,300	Telefonica Brasil SA	184,094
10,550	VimpelCom Ltd.	151,815
		742,658
	TRANSPORTATION - 0.2%
3,200	CSX Corp.	83,392

	TOTAL COMMON STOCK (Cost - $13,183,267)	13,514,415

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS
October 31, 2013 (Unaudited)(Continued)

Shares			Value
		MUTUAL FUNDS - 53.3%
		ALTERNATIVE INVESTMENT - 0.0%
0	^	AQR Managed Futures Strategy Fund - Cl. I	$ 5

		ASSET ALLOCATION FUNDS - 41.8%
530,133		Gabelli Enterprise Mergers and Acquisitions Fund - Cl. Y *	6,976,555
292,122		Invesco Convertible Securities Fund - Cl. Y	7,069,354
			14,045,909
		DEBT FUND - 9.3%
356,732		Ivy High Income Fund	3,128,538

		EQUITY FUNDS - 2.2%
18,951		Crow Point Hedged Global Equity Income Fund - Cl. I	197,285
12,658		Diamond Hill Long-Short Fund - Cl.A	274,050
6,500		ProShares UltraPro Short S&P 500 *	116,870
1,900		ProShares UltraShort MSCI EAFE *	84,189
4,000		ProShares UltraShort MSCI Emerging Markets *	80,960
0	^	Thornburg Developing World Fund - Cl. I	11
			753,365

		TOTAL MUTUAL FUNDS (Cost - $16,982,241)	17,927,817
Contracts
		PURCHASED PUT OPTIONS - 0.2%
80		iShares MSCI EAFE ETF, Expiration December 2013, Exercise Price $61	2,800
110		iShares MSCI Emerging Markets ETF, Expiration December 2013, Exercise Price $39	3,080
150		S&P 500 Index, Expiration March 2014, Exercise Price $170	67,050
		TOTAL PURCHASED PUT OPTIONS (Cost - $169,057)	72,930
Shares
		SHORT-TERM INVESTMENTS - 5.5%
		MONEY MARKET FUND - 5.5%
1,813		BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class - 0.01% **	1,813
1,834,116		Federated Government Obligations Fund, 0.00% **	1,834,116
		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,835,929)	1,835,929

		TOTAL INVESTMENTS - 99.1% (Cost - $32,170,494) (a)	$ 33,351,091
		CALL OPTIONS WRITTEN - 0.0% (Proceeds - $1,350)	(1,625)
		OTHER ASSETS LESS LIABILITIES - 0.9%	318,004
		NET ASSETS - 100.0%	$ 33,667,470

Contracts		SCHEDULE OF CALL OPTIONS WRITTEN - 0.0%
25		VimpelCom Ltd.	1,625
		Expiration November 2013, Exercise Price $14
		TOTAL WRITTEN CALL OPTIONS (Proceeds - $1,350)

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.
	LLC - Limited Liability Company
	LP - Limited Partnership
	PLC - Public Limited Company
^	Amount of shares is less than 1.
(a)

Represents cost for financial reporting purposes. The cost for federal income tax purposes is $32,158,439 (including options written) and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,602,509
		Unrealized depreciation:	(411,482)
		Net unrealized appreciation:	$ 1,191,027

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2013

ASSETS
Investment securities:
At cost	$ 32,170,494
At value	$ 33,351,091
Cash	174,430
Receivable for Fund shares sold	113,000
Dividends and interest receivable	70,066
Prepaid expenses and other assets	54,903
TOTAL ASSETS	33,763,490

LIABILITIES
Payable for securities purchased	45,256
Investment advisory fees payable	23,986
Fees payable to other affiliates	9,238
Distribution (12b-1) fees payable	3,181
Call options written, at value (proceeds $1,350)	1,625
Accrued expenses and other liabilities	12,734
TOTAL LIABILITIES	96,020
NET ASSETS	$ 33,667,470

Net Assets Consist Of:
Paid in capital	$ 36,571,780
Undistributed net investment income	313,080
Accumulated net realized loss from security transactions, foreign currency transactions and options written	(4,394,734)
Net unrealized appreciation of investments, foreign currency translations and options written	1,177,344
NET ASSETS	$ 33,667,470

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 9,552,169
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,081,974
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 8.83
Maximum Offering price per share
(Net asset value plus maximum sales charge of 5.50%)	$ 9.34

Class C Shares:
Net Assets	$ 1,643,164
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	189,242
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$ 8.68

Class I Shares:
Net Assets	$ 22,472,137
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,529,852
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$ 8.88

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2013

INVESTMENT INCOME
Dividend Income (net of $1,993 foreign taxes)	$ 337,552
Interest	404
TOTAL INVESTMENT INCOME	337,956

EXPENSES
Investment advisory fees	148,095
Distribution (12b-1) fees:
Class A	12,181
Class C	4,106
Transfer agent fees	23,932
Registration fees	22,685
Administrative services fees	22,372
Professional fees	18,326
Accounting services fees	14,963
Compliance officer fees	7,656
Custodian fees	6,050
Printing and postage expenses	6,019
Non 12b-1 shareholder servicing expense	5,708
Trustees' fees and expenses	3,025
Insurance expense	252
Other expenses	2,031
TOTAL EXPENSES	297,401

Fees waived by Advisor	(28,820)
NET EXPENSES	268,581

NET INVESTMENT INCOME	69,375

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS, FOREIGN CURRENCY
TRANSACTIONS AND OPTIONS WRITTEN
Net realized gain / (loss) from:
Investments	(102,489)
Foreign currency transactions	(2,242)
Options written	(112,450)
Net realized loss on investments, foreign currency transactions and options written	(217,181)
Net change in unrealized appreciation / (depreciation) from:
Investments	377,169
Foreign currency translations	(275)
Options written	(2,978)
Net change in unrealized appreciation on investments, foreign currency translations and options written	373,916

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
TRANSACTIONS AND OPTIONS WRITTEN	156,735

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 226,110

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
FROM OPERATIONS
Net investment income	$ 69,375	$ 324,572
Net realized gain/(loss) from investments	(217,181)	539,962
Distribution of realized gains from underlying investment companies	-	138,585
Net change in unrealized appreciation on investments	373,916	127,911
Net increase in net assets resulting from operations	226,110	1,131,030

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(237,639)
Class C	-	(11,228)
Class I	-	(476,224)
Net decrease in net assets from distributions to shareholders	-	(725,091)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,109,512	3,270,600
Class C	1,130,731	6,600
Class I	9,968,500	9,742,611
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	-	173,354
Class C	-	9,306
Class I	-	443,935
Redemption fee proceeds:
Class A	1,901	554
Class C	198	51
Class I	3,204	1,110
Payments for shares redeemed:
Class A	(2,306,616)	(2,799,916)
Class C	(74,344)	(719,397)
Class I	(3,606,904)	(8,010,932)
Net increase/(decrease) in net assets from shares of beneficial interest	9,226,182	2,117,876

TOTAL INCREASE IN NET ASSETS	9,452,292	2,523,815

NET ASSETS
Beginning of Period	24,215,178	21,691,363
End of Period *	$ 33,667,470	$ 24,215,178
* Includes accumulated undistributed net investment income of:	$ 313,080	$ 243,705

EAS Crow Point Alternatives Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	October 31, 2013	Year Ended
SHARE ACTIVITY	(Unaudited)	April 30, 2013
Class A:
Shares Sold	468,977	381,339
Shares Reinvested	-	20,836
Shares Redeemed	(263,966)	(332,471)
Net increase in shares of beneficial interest outstanding	205,011	69,704
Class C:
Shares Sold	131,383	800
Shares Reinvested	-	1,131
Shares Redeemed	(8,587)	(87,971)
Net increase/(decrease) in shares of beneficial interest outstanding	122,796	(86,040)
Class I:
Shares Sold	1,144,648	1,129,815
Shares Reinvested	-	53,166
Shares Redeemed	(415,224)	(934,541)
Net increase in shares of beneficial interest outstanding	729,424	248,440

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	2013		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2013	2012	2011	2010		2009 (1)

Net asset value, beginning of period	$ 8.80		$ 8.60	$ 10.40	$ 9.77	$ 8.73		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01		0.13	0.19	(0.05)	(0.07)		(0.06)
Net realized and unrealized gain (loss)
on investments	0.02		0.39	(0.98)	0.82	1.11		(1.15)
Total from investment operations	0.03		0.52	(0.79)	0.77	1.04		(1.21)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	-		(0.32)	-	-	-		(0.03)
Excess of net investment income	-		-	-	-	-		(0.03)
Net realized gains	-		-	(1.01)	(0.14)	-		-
Total distributions	-		(0.32)	(1.01)	(0.14)	-		(0.06)

Net asset value, end of period	$ 8.83		$ 8.80	$ 8.60	$ 10.40	$ 9.77		$ 8.73

Total return (4)	0.34%	(5)	6.21%	(7.14)%	7.93%	11.91%		(12.13%)	(5)

Net assets, end of period (000s)	$ 9,552		$ 7,717	$ 6,943	$ 28,242	$ 36,118		$ 13,903

Ratio of gross expenses to average
net assets (6)	2.14%	(7)	2.54%	1.77%	1.64%	1.63%		2.34%	(7)

Ratio of net expenses to average
net assets (6)	1.95%	(7)	1.95%	1.77%	1.64%	1.72%	(8)	1.95%	(7)

Ratio of net investment income (loss) to
average net assets (9)	0.31%	(7)	2.25%	2.03%	(0.51)%	(0.74)%		(0.90)%	(7)

Portfolio Turnover Rate	183%	(5)	245%	384%	147%	144%		387%	(5)

(1)	The EAS Crow Point Alternatives Fund commenced operations on August 14, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(7) Annualized.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	2013		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2013	2012	2011	2010		2009 (1)

Net asset value, beginning of period	$ 8.69		$ 8.38	$ 10.24	$ 9.69	$ 8.72		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.06	0.15	(0.12)	(0.14)		(0.09)
Net realized and unrealized gain (loss)
on investments	-		0.39	(1.00)	0.81	1.11		(1.14)
Total from investment operations	(0.01)		0.45	(0.85)	0.69	0.97		(1.23)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	-		(0.14)	-	-	-		(0.02)
Excess of net investment income	-		-	-	-	-		(0.03)
Net realized gains	-		-	(1.01)	(0.14)	-		-
Total distributions	-		(0.14)	(1.01)	(0.14)	-		(0.05)

Net asset value, end of period	$ 8.68		$ 8.69	$ 8.38	$ 10.24	$ 9.69		$ 8.72

Total return (4)	(0.11)%	(5)	5.44%	(7.86%)	7.17%	11.12%		(12.33%)	(5)

Net assets, end of period (000s)	$ 1,643		$ 577	$ 1,278	$ 2,284	$ 1,717		$ 386

Ratio of gross expenses to average
net assets (6)	2.89%	(7)	3.29%	2.57%	2.39%	2.38%		3.09%	(7)

Ratio of net expenses to average
net assets (6)	2.70%	(7)	2.70%	2.57%	2.39%	2.44%	(8)	2.70%	(7)

Ratio of net investment income (loss) to
average net assets (9)	(0.23)%	(7)	1.46%	1.69%	(1.23)%	(1.46)%		(1.47)%	(7)

Portfolio Turnover Rate	183%	(5)	245%	384%	147%	144%		387%	(5)

(1)	The EAS Crow Point Alternatives Fund commenced operations on August 14, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(7) Annualized.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	2013		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2013	2012	2011	2010		2009 (1)

Net asset value, beginning of period	$ 8.84		$ 8.68	$ 10.46	$ 9.80	$ 8.74		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03		0.15	0.34	(0.03)	(0.05)		0.04
Net realized and unrealized gain (loss)
on investments	0.01		0.39	(1.11)	0.83	1.11		(1.24)
Total from investment operations	0.04		0.54	(0.77)	0.80	1.06		(1.20)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	-		(0.38)	-	-	-		(0.03)
Excess of net investment income	-		-	-	-	-		(0.03)
Net realized gains	-		-	(1.01)	(0.14)	-		-
Total distributions	-		(0.38)	(1.01)	(0.14)	-		(0.06)

Net asset value, end of period	$ 8.88		$ 8.84	$ 8.68	$ 10.46	$ 9.80		$ 8.74

Total return (4)	0.45%	(5)	6.42%	(6.90)%	8.21%	12.13%		(12.01%)	(5)

Net assets, end of period (000s)	$ 22,472		$ 15,921	$ 13,471	$ 79,045	$ 73,076		$ 43,510

Ratio of gross expenses to average
net assets (6)	1.89%	(7)	2.30%	1.49%	1.39%	1.38%		1.70%	(7)

Ratio of net expenses to average
net assets (6)	1.70%	(7)	1.70%	1.49%	1.39%	1.47%	(8)	1.70%	(7)

Ratio of net investment income (loss) to
average net assets (9)	0.58%	(7)	2.51%	3.57%	(0.26)%	(0.50)%		0.70%	(7)

Portfolio Turnover Rate	183%	(5)	245%	384%	147%	144%		387%	(5)

(1)	The EAS Crow Point Alternatives Fund commenced operations on August 14, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(7) Annualized.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2013

1.

ORGANIZATION

The EAS Crow Point Alternatives Fund, formerly the EAS Genesis Fund, (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund commenced operations on August 14, 2008.  The Fund’s investment objective is preservation and growth of capital.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares.  Class C and I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%.  There are no sales charges on reinvested distributions. If you invest in more than one class of a Fund, you should notify the Fund of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" in the Funds’ prospectus.

You may be able to buy Class A Shares without a sales charge (i.e. “load-waived”) when you are:

•

reinvesting dividends or distributions;

•

participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

•

exchanging an investment in Class A Shares of another fund for an investment in a Fund;

•

a current or former director or trustee of the Trust;

•

an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Fund’s advisor or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

•

purchasing shares through the Fund’s advisor; or

•

purchasing shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a special arrangement with the Fund.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts, ongoing service fees and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets measured at fair value:

EAS Crow Point Alternatives Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,514,415	$ -	$ -	$ 13,514,415
Mutual Funds	17,927,817	-	-	17,927,817
Purchased Put Options	72,930	-	-	72,930
Money Market Funds	1,835,929	-	-	1,835,929
Total	$ 33,351,091	$ -	$ -	$ 33,351,091
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 1,625	$ -	$ -	$ 1,625
Total	$ 1,625	$ -	$ -	$ 1,625

The Fund did not hold any Level 2 or 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Options Transactions - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended October 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $33,581,451 and $23,603,096, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Crow Point Partners, LLC serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended October 31, 2013, the Fund incurred $148,095 of advisory fees payable to the Advisor.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) will not exceed 1.95%, 2.70% and 1.70% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.  During the six months ended October 31, 2013, the Advisor waived fees and reimbursed expenses of $28,820.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.95%, 2.70% and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95%, 2.70% and 1.70% of average daily net assets for Class A, Class C and Class I shares, respectively. If the Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.95%, 2.70% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2013 there was $144,993 of fee waiver reimbursements subject to recapture by April 30, 2016.

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the six months ended October 31, 2013, the Fund incurred distribution fees of 12,181 and $4,106 for Class A and Class C, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  For the six months ended October 31, 2013, the Distributor received $60,063 in underwriting commissions for sales of Class A shares, of which $7,990 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the six months ended October 31, 2013, the Fund assessed $1,901, $198, and $3,204 for Class A, Class C, and Class I shares, respectively.

6.  DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended October 31, 2013 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options written	105	7,727
Options expired	(80)	(6,377)
Outstanding at End of Period	25	$ 1,350

As of October 31, 2013, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $2,978 and $112,450 respectively.  The fair value of these equity derivatives is $1,625.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2013	April 30, 2012
Ordinary Income	$ 725,091	$ 265,309
Long-Term Capital Gain	-	8,076,419
	$ 725,091	$ 8,341,728

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	& Late Year	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Dfferences	Losses	(Depreciation)	Earnings/(Deficits)
$ 232,611	$ -	$ (4,177,158)	$ -	$ -	$ 814,127	$ (3,130,420)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to adjustments for partnerships.

At April 30, 2013, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 4,177,158	$ -	$ 4,177,158	No Expiration

Permanent book and tax differences, primarily attributable to adjustments for grantor trusts and return of capital distributions from C corporations, and a prior year adjustment, resulted in reclassification for the period ended April 30, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$ (102,381)	$ 72,569	$ 29,812

8.    CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of the Fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2013, NFS LLC held 52.95% of the voting securities for the benefit of others.

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

9.    PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

          Shares Voted

         Shares Voted Against

              In Favor

or Abstentions

Mark Garbin

           609,702,446

       7,380,704

Mark D. Gersten

           609,750,246

       7,332,904

John V. Palancia

           609,370,118

       7,713,033

Andrew Rogers

           609,691,730

       7,391,421

Mark H. Taylor

           608,885,975

       8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

10.    SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

EAS Crow Point Alternatives Fund

EXPENSE EXAMPLES

October 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from May 1, 2013 through October 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the EAS Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period*	Ending Account Value 10/31/13	Expenses Paid During Period*
EAS Crow Point Alternatives Fund Class A	1.95%	$1,000.00	$1,003.40	$ 9.85	$1,015.38	$ 9.91
EAS Crow Point Alternatives Fund Class C	2.70%	$1,000.00	$998.90	$ 13.60	$1,011.59	$ 13.69
EAS Crow Point Alternatives Fund Class I	1.70%	$1,000.00	$1,004.50	$ 8.59	$1,016.64	$ 8.64

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-EAS-0757 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-EAS-0757.

INVESTMENT ADVISOR

Crow Point Partners, LLC

10 New Driftway # 203

Scituate, MA 02066

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/14